Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Summary of goodwill and intangible assets with indefinite useful lives and by segment
Goodwill and intangible assets with indefinite useful lives at December 31, 2022 and 2021 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2021	€5,064	€(700)	€4,364	€1,945	€18	€6,327
FCA-PSA merger	11,506	—	11,506	12,797	—	24,303
Additions	119	—	119	—	1	120
Change in scope of consolidation(1)	(2,963)	660	(2,303)	—	—	(2,303)
Translation differences and Other	689	—	689	785	—	1,474
At December 31, 2021	14,415	(40)	14,375	15,527	19	29,921
Additions(2)	356	—	356	—	—	356
Disposals	(21)	—	(21)	—	—	(21)
Translation differences and Other	795	2	797	685	—	1,482
At December 31, 2022	€15,545	€(38)	€15,507	€16,212	€19	€31,738
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(1) Primarily relates to deconsolidation of Faurecia as a discontinued operation as from January 1, 2021
(2) Primarily relates to acquisition of aiMotive and Share Now. Refer to Note 3, Scope of consolidation for additional information
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2022		At December 31, 2021
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	€10,790	€12,220	€10,180	€11,509
Enlarged Europe	2,092	3,021	2,040	3,047
Middle East & Africa	—	—	—	—
South America	1,461	—	1,287	—
China and India & Asia Pacific	185	—	199	—
Maserati	514	971	514	971
Other activities(1)	465	—	155	—
Total Goodwill	€15,507	€16,212	€14,375	€15,527
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(1) The increase relates to acquisitions. Refer to Note 3, Scope of Consolidation for additional information